Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss)

The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2016	2015	2016	2015

Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$4,650	$4,612	$93	$104
Service cost	177	188	–	–
Interest cost	211	195	3	3
Participants’ contributions	–	–	10	10
Actuarial loss (gain)	234	(176)	(14)	(5)
Lump sum settlements	(61)	(37)	–	–
Benefit payments	(138)	(132)	(19)	(21)
Federal subsidy on benefits paid	–	–	2	2
Benefit obligation at end of measurement period(a)	$5,073	$4,650	$75	$93
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$3,355	$3,187	$82	$85
Actual return on plan assets	230	(99)	2	–
Employer contributions	383	436	7	8
Participants’ contributions	–	–	10	10
Lump sum settlements	(61)	(37)	–	–
Benefit payments	(138)	(132)	(19)	(21)
Fair value at end of measurement period	$3,769	$3,355	$82	$82
Funded (Unfunded) Status	$(1,304)	$(1,295)	$7	$(11)
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$–	$–	$7	$–
Current benefit liability	(22)	(21)	–	–
Noncurrent benefit liability	(1,282)	(1,274)	–	(11)
Recognized amount	$(1,304)	$(1,295)	$7	$(11)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(1,901)	$(1,806)	$66	$55
Net prior service credit (cost)	2	7	25	28
Recognized amount	$(1,899)	$(1,799)	$91	$83
(a)	At December 31, 2016 and 2015, the accumulated benefit obligation for all pension plans was $4.6 billion and $4.3 billion.

Pension Plans with Benefit Obligations in Excess of Plan Assets

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2016	2015
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$5,073	$4,650
Fair value of plan assets	3,769	3,355
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$5,073	$4,650
Accumulated benefit obligation	4,625	4,310
Fair value of plan assets	3,769	3,355

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2016	2015	2014	2016	2015	2014

Components Of Net Periodic Benefit Cost
Service cost	$177	$188	$152	$–	$–	$–
Interest cost	211	195	197	3	3	3
Expected return on plan assets	(266)	(223)	(208)	(1)	(1)	(1)
Prior service cost (credit) and transition obligation (asset) amortization	(5)	(4)	(5)	(3)	(3)	(3)
Actuarial loss (gain) amortization	175	234	158	(4)	(4)	(6)
Net periodic benefit cost	$292	$390	$294	$(5)	$(5)	$(7)
Other Changes In Plan Assets And Benefit Obligations
Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(270)	$(146)	$(719)	$15	$4	$(14)
Net actuarial loss (gain) amortized during the year	175	234	158	(4)	(4)	(6)
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(5)	(4)	(5)	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	$(100)	$84	$(566)	$8	$(3)	$(23)
Total recognized in net periodic benefit cost and other comprehensive income (loss)(a)(b)	$(392)	$(306)	$(860)	$13	$2	$(16)
(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2017 are $127 million and $(2) million, respectively.
(b)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2017 are $(6) million and $(3) million, respectively.

Weighted Average Assumptions to Determine Projected Benefit Obligations

The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2016	2015	2016	2015
Discount rate(a)	4.27%	4.45%	3.57%	3.59%
Rate of compensation increase(b)	3.58	4.06	*	*
Health care cost trend rate for the next year(c)			7.00%	6.50%
Effect on accumulated postretirement benefit obligation
One percent increase			$4	$5
One percent decrease			(4)	(5)
(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, non-qualified pension plan and postretirement welfare plan of 15.5, 12.1, and 6.2 years, respectively, for 2016, and 15.0, 11.9 and 6.3 years, respectively, for 2015.
(b)	Determined on an active liability-weighted basis.
(c)	The 2016 and 2015 rates are assumed to decrease gradually to 5.00 percent by 2025 and 2019, respectively, and remain at this level thereafter.
*	Not applicable

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2016	2015	2014	2016	2015	2014
Discount rate (a)	4.45%	4.13%	4.97%	3.59%	3.46%	3.93%
Expected return on plan assets (b)	7.50	7.50	7.50	1.50	1.50	1.50
Rate of compensation increase(c)	4.06	4.07	4.02	*	*	*
Health care cost trend rate(d)
Prior to age 65				6.50%	7.00%	7.50%
After age 65				6.50	7.00	7.50
Effect on total of service cost and interest cost
One percent increase				$–	$–	$–
One percent decrease				–	–	–
(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, non-qualified pension plan and postretirement welfare plan of 15.0, 11.9, and 6.3 years, respectively, for 2016, and 15.9, 12.4 and 6.8 years, respectively, for 2015.
(b)	With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group LTROR information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.
(c)	Determined on an active liability weighted basis.
(d)	The pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2019 and remain at that level thereafter.
*	Not applicable

Summary of Plan Investment Assets Measured at Fair Value

The following table summarizes plan investment assets measured at fair value at December 31:

	Qualified Pension Plan								Postretirement Welfare Plan
	2016				2015				2016	2015
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 1
Cash and cash equivalents	$49	$–	$–	$49	$64	$–	$–	$64	$82	$82
Debt securities	362	577	–	939	361	465	–	826	–	–
Corporate stock
Domestic equity securities	–	–	–	–	178	–	–	178	–	–
Mid-small cap equity securities(a)	–	–	–	–	146	–	–	146	–	–
International equity securities	–	–	–	–	123	–	–	123	–	–
Real estate equity securities(b)	169	–	–	169	163	–	–	163	–	–
Mutual funds
Debt securities	–	164	–	164	–	197	–	197	–	–
Emerging markets equity securities	–	155	–	155	–	81	–	81	–	–
Other	–	–	1	1	–	–	1	1	–	–
	$580	$896	$1	1,477	$1,035	$743	$1	1,779	82	82
Plan investment assets not classified in fair value hierarchy(e):
Collective investment funds
Domestic equity securities				977				679
Mid-small cap equity securities(c)				303				68
Emerging markets equity securities				–				75
International equity securities				725				533
Hedge funds(d)				188				171
Private equity funds				99				50
Total plan investment assets at fair value				$3,769				$3,355	$82	$82
(a)	At December 31, 2015, securities included $139 million in domestic equities and $7 million in international equities.
(b)	At December 31, 2016 and 2015, securities included $98 million and $90 million in domestic equities, respectively, and $71 million and $73 million in international equities, respectively.
(c)	At December 31, 2016, securities included $303 million in domestic equities. At December 31, 2015, securities included $30 million in domestic equities, $20 million in international equities and $18 million in cash and cash equivalents.
(d)	This category consists of several investment strategies diversified across several hedge fund managers.
(e)	These investments are valued based on net asset value per share as a practical expedient; fair values are provided to reconcile to total investment assets of the plans at fair value.

Summarizes the Changes for Qualified Pension Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The following table summarizes the changes in fair value for qualified pension plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	2016	2015	2014
Balance at beginning of period	$1	$2	$4
Unrealized gains (losses) relating to assets still held at end of year	–	(1)	(2)
Balance at end of period	$1	$1	$2

Expected Future Benefit Payments

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan(a)	Medicare Part D Subsidy Receipts
2017	$191	$10	$2
2018	202	10	2
2019	215	10	2
2020	230	9	2
2021	244	9	2
2022 – 2026	1,448	33	5
(a)	Net of expected retiree contributions and before Medicare Part D subsidy.